Operating leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Leases, Operating [Abstract]
Rent expense	$ 17	$ 23	$ 24
Operating leases, future minimum payments due, fiscal year maturity [Abstract]
2017	17
2018	10
2019	8
2020	7
2021	6
2022 and thereafter	5
Total	$ 53